Trade and other payables	9 Months Ended
Sep. 30, 2023
Trade and other payables
Trade and other payables

20.Trade and other payables

	September 30,	December 31,
	2023	2022
	(Unaudited)
Current
Suppliers	12,030,080	15,034,677
Dividends payable (1)	6,742,487	392,346
Withholding tax	2,109,316	1,896,128
Partner’s advances	1,544,411	1,164,197
Insurance and reinsurance	463,772	330,363
Deposits received from third parties	186,902	162,338
Related parties (Note 30)	59,547	67,879
Hedging operations	7,293	4,311
Agreements in transport contracts	48,298	115,526
Various creditors	574,650	769,939
	23,766,756	19,937,704

Non-current
Suppliers	31,325	28,425
Deposits received from third parties	391	331
Various creditors	15,331	28,300
	47,047	57,056
(1)	Corresponds mainly to dividends payable by Ecopetrol S.A. for $6,098,606 (2022: $3,667), Interconexión Eléctrica S.A. $479,668 (2022: $366,999), Inversiones de Gases de Colombia S.A. $110,997 (2022: $21,680), and Oleoducto Central S.A. $53,216.

The book values of trade accounts and other accounts payable approximate their fair values due to the short-term nature of these accounts.